UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
02 May 2011
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  2,375,932

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS		CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
								(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE	SHARED	NONE
ACCENTURE PLC                 COM		G1151C101  2671			48593   SH		Sole		None		48593	0	0
BROWN-FORMAN INC              COM		115637209  1390			20362   SH		Sole		None		20362	0	0
DENTSPLY INTL INC             COM		249030107  1562			42253   SH		Sole		None		42253	0	0
KIMBERLY-CLARK CORP           COM		494368103  2269			34772   SH		Sole		None		34772	0	0
KRAFT FOODS INC               COM		50075N104  121228		3865703 SH		Other		None		3037032	40922	787749
MOODYS CORP                   COM		615369105  158727		4680846 SH		Other		None		3666035	50046	964765
PEPSICO INC                   COM		713448108  1682			26122   SH		Sole		None		26122	0	0
REYNOLDS AMERICAN INC         COM		761713106  2545			71630   SH		Sole		None		71630	0	0
MONSANTO CO                   COM		61166W101  135032		1868701 SH		Other		None		1466259	20000	382442
LAUDER ESTEE COS INC          COM		518439104  103580		1074935 SH		Other		None		843751	11444	219740
MEAD JOHNSON NUTRITION CO     COM		582839106  101495		1752045 SH		Other		None		1375350	18600	358095
JOHNSON & JOHNSON             COM		478160104  140088		2364362 SH		Other		None		1858433	25001	480928
EBAY INC                      COM		278642103  138916		4475389 SH		Other		None		3512542	47477	915370
PROCTER & GAMBLE CO           COM		742718109  162383		2636099 SH		Other		None		2069671	27915	538513
MCGRAW HILL COMPANIES INC     COM		580645109  164044		4163555 SH		Other		None		3268118	44002	851435
SCOTTS MIRACLE-GRO CO         COM		810186106  162667		2811888 SH		Other		None		2201649	30200	580039
KELLOGG CO                    COM		487836108  162304		3006758 SH		Other		None		2352872	32312	621574
HARLEY DAVIDSON INC           COM		412822108  132589		3120477 SH		Other		None		2443362	33452	643663
CAREER ED CORP                COM		141665109  111367		4901739 SH		Other		None		3813599	53641	1034499
FORTUNE BRANDS INC            COM		349631101  138274		2234196 SH		Other		None		1741402	23900	468894
PHILIP MORRIS INTL INC        COM		718172109  207732		3165202 SH		Other		None		2489871	33402	641929
COLGATE-PALMOLIVE CO          COM		194162103  123774		1532618 SH		Other		None		1202591	16100	313927
VERISK ANALYTICS INC          COM		92345Y106  99613		3040692 SH		Other		None		2361593	33593	645506